Business Combination	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
BUSINESS COMBINATION

Note 3 – BUSINESS COMBINATION

On October 31, 2021, the Company completed the acquisition of 51% equity interests of Far Ling’s Inc. and 100% equity interests of Bo Ling’s Chinese Restaurant, Inc.

Pursuant to the Stock Purchase Agreements executed on October 31, 2021, the Company acquired 51% equity interest of Far Ling’s Inc. for a total cash consideration of $850,000 and acquired 100% equity interest in Bo Ling’s Chinese Restaurant, Inc. for a total cash consideration of $170,000. The Company believes that the acquisition brings new revenue source for the Company going forward.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date.

In connection with the acquisition, the Company recognized the intangible assets (mainly include Bo Ling’s Chinese Restaurant, Inc.’s brand name) of $532,895 and goodwill of approximately $355,570.

There was no impairment of Bo Ling’s intangible assets during the years ended December 31, 2023 and 2022.

The amounts of revenue and net income (loss) of Far Ling’s Inc. and Bo Ling’s Chinese Restaurant, Inc. as included in the Company’s consolidated statement of operations for the years ended December 31, 2023 , 2022 and 2021 are as follows:

	For the year ended December 31, 2023	For the year ended December 31, 2022	From acquisition date to December 31, 2021

Net revenue	$3,175,055	$3,074,007	$606,463

Net income (loss)	$-10,905	$104,720	$-1,215,613